Financial Debt - Change in loan facility, prepayment option and synthetic warrants (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about borrowings
Opening balance, period starting	€ 40,660
Ending balance, ending period	58,111		€ 40,660
Loan facility agreement with the European Investment Bank (EIB). | Tranche A
Disclosure of detailed information about borrowings
Opening balance, period starting	7,793	€ 6,898	6,898
Effective interest rate adjustment	256	195
Ending balance, ending period	8,049	7,093	7,793
Loan facility agreement with the European Investment Bank (EIB). | Tranche B
Disclosure of detailed information about borrowings
New debt	13,750
Transaction cost related to loans and borrowings	20
Separation of non-closely related embedded derivates	(3,005)
Subtotal: Initial recognition	10,725
Effective interest rate adjustment	13
Ending balance, ending period	10,738
Synthetic warrant | Tranche A
Disclosure of detailed information about borrowings
Opening balance, period starting	1,601	3,204	3,204
Fair value adjustments	2,603	(508)
Ending balance, ending period	4,204	2,696	1,601
Synthetic warrant | Tranche B
Disclosure of detailed information about borrowings
Separation of non-closely related embedded derivates	3,016
Fair value adjustments	200
Ending balance, ending period	3,216
Prepayment option | Tranche A
Disclosure of detailed information about borrowings
Prepayment option - As at January 1	(91)	(112)	(112)
Prepayment option - fair value adjustment	36	(58)
Prepayment Option - As at June 30	(55)	€ (170)	€ (91)
Prepayment option | Tranche B
Disclosure of detailed information about borrowings
Separation of non-closely related embedded derivates	(11)
Prepayment Option - As at June 30	€ (11)